Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of group's assets

The fair values of the Group’s assets as of December 31, 2025 and June 30, 2026 were as follows:

	As of December 31, 2025				As of June 30, 2026
	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
	(RMB in thousands)				(RMB in thousands)

Time deposits	21,100	—	21,100	—	21,368	—	21,368	—
Structured deposits	239,330	—	239,330	—	125,836	—	125,836	—
Government securities	7,101	—	7,101	—	2,024	—	2,024	—
Fund investments	—	—	—	—	5,181	—	5,181	—
Money market funds	428	428	—	—	416	416	—	—
Cryptocurrencies	193,642	193,642	—	—	101,216	101,216	—	—
Total	461,601	194,070	267,531	—	256,041	101,632	154,409	—